Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) attributable to loss from operations consists of:

Successor	Current	Deferred	Total
Year ended December 31, 2016:
United States federal	$—	$(10)	$(10)
State and local	—	—	—
Non-U.S. jurisdictions	35	(7)	28
	$35	$(17)	$18
Year ended December 31, 2015:
United States federal	$—	$—	$—
State and local	—	—	—
Non-U.S. jurisdictions	19	(6)	13
	$19	$(6)	$13
Period from October 25, 2014 through December 31, 2014:
United States federal	$—	$—	$—
State and local	—	—	—
Non-U.S. jurisdictions	10	(10)	—
	$10	$(10)	$—
Predecessor
Period from January 1, 2014 through October 24, 2014:
United States federal	$2	$—	$2
State and local	—	—	—
Non-U.S. jurisdictions	14	20	34
	$16	$20	$36
The domestic and foreign components of (loss) income before income taxes are as follows:

	MPM HOLDINGS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014

Domestic	$(118)	$(92)	$(9)	$1,983
Foreign	(28)	20	(51)	(265)
Total	$(146)	$(72)	$(60)	$1,718

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income tax expense attributable to (loss) income before income taxes was $18, $13, $0 and $36 for the year ended December 31, 2016 and 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax loss from continuing operations as a result of the following:

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Income tax expense:
Computed expected tax (benefit) expense	$(50)	$(25)	$(21)	$603
State and local income taxes, net of federal income tax benefit	—	—	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	(6)	(3)	—	1
Non-U.S. tax rate differential	(4)	(1)	4	(1)
Branch accounting effect	(17)	7	(23)	(22)
Withholding taxes	3	3	—	—
Valuation allowance	76	33	38	(695)
Reorganization and Fresh Start	—	—	—	101
Permanent differences	(1)	3	1	27
Bankruptcy costs	—	—	1	40
Change in permanent reinvestment assertion	—	—	(5)	(20)
Reserves for uncertain tax positions	17	(4)	5	2
Total	$18	$13	$—	$36

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 after adoption of ASU 2015-17 are presented below:

	Domestic		Foreign
	2016	2015	2016	2015
Deferred tax assets:
Inventory	$12	$13	$5	$2
Employee compensation	12	5	3	2
Unrealized foreign currency loss	13	19	1	2
Amortization	14	43	14	19
Depreciation	—	—	2	2
Pension	131	128	40	37
Net operating losses	132	87	102	103
Branch accounting future benefit	26	26	—	—
Reserves and accruals	23	13	8	6
Deferred interest deductions	—	—	61	65
Amortizable financing costs	8	10	—	—
Other	—	—	3	2
Total gross deferred tax assets	371	344	239	240
Less valuation allowance	(297)	(243)	(187)	(176)
Net deferred tax assets	74	101	52	64
Deferred tax liabilities:
Inventory	—	—	3	5
Reserves and accruals	—	—	1	1
Amortization	—	—	32	38
Depreciation	72	101	54	65
Withholding taxes and other	2	—	19	16
Total deferred tax liabilities	74	101	109	125
Net deferred tax liability	$—	$—	$(57)	$(61)

Net Operating Loss Schedule [Table Text Block]	NOL Schedule

Country	NOL Value
United States	$368
Germany	245
Japan	45
Thailand	28
Other	18
Total	$704

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Successor Balance at December 31, 2014	$51

Additions for tax positions of the current year	4
Additions for tax positions of the prior years	3
Reductions for tax positions of prior years	(9)
Settlements	(1)
Statute of limitations expiration	(11)
Foreign currency translation	(1)
Successor Balance at December 31, 2015	$36

Additions for tax positions of the current year	6
Additions for tax positions of the prior years	8
Reductions for tax positions of prior years	(2)
Settlements	(5)
Statute of limitations expiration	(4)
Foreign currency translation	—
Successor Balance at December 31, 2016	$39